Plan’s Interest in Master Trust (Tables)	12 Months Ended
Apr. 30, 2026
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table summarizes investment balances for the Plan's specific interest in the Master Trust, as well as total investments in the Master Trust, at April 30, 2026 and 2025:

	Plan's Interest in Master Trust		Total Master Trust Assets
(in thousands)	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Investments, at fair value:
Collective trusts	$360,574	$336,502	$14,131,375	$11,993,984
Registered investment companies	2,888	3,188	36,444	43,948
Medtronic plc Stock Fund and Medtronic ESOP Fund	3,721	3,943	385,076	441,914
Self-directed brokerage account	1,536	2,232	978,781	779,840
Total investments at fair value	368,719	345,865	15,531,676	13,259,686

Investments, at contract value:
Medtronic Capital Preservation Fund	24,085	27,394	453,836	510,159
Total investments at contract value	24,085	27,394	453,836	510,159

Total investments	$392,804	$373,259	$15,985,512	$13,769,845
Net appreciation and investment income in the Medtronic, Inc. Master Trust Fund net assets is as follows:

Year Ended
(in thousands)	April 30, 2026
Investment income:
Net appreciation in fair value of investments	$3,171,797
Dividends on Medtronic plc ordinary shares	13,375
Interest and dividends	739
Total investment gain, net	$3,185,911